Short-Term Borrowings	12 Months Ended
Dec. 31, 2019
Short-Term Borrowings [Abstract]
Short-Term Borrowings
(7)	Short-Term Borrowings

Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2019	2018	2017

Amount outstanding at December 31,	$148,666	161,893	242,991
Maximum amount outstanding at any month end	169,214	233,522	252,996
Average amount outstanding	159,220	194,810	228,086
Weighted average interest rate:
For the year	0.92%	0.65	0.61
As of year end	0.90	0.95	0.62

Cash management accounts represent retail accounts with customers for which the Bank has pledged certain assets as collateral.

Trustco Bank also has an available line of credit with the Federal Home Loan Bank of New York which approximates the balance of securities and/or loans pledged against such borrowings.  The line of credit requires securities and/or loans to be pledged as collateral for the amount borrowed.  As of December 31, 2019 and 2018, the Company had no outstanding borrowings with the Federal Home Loan Bank of New York.

Trustco Bank is approved to borrow on a short-term basis from the Federal Reserve Bank of New York.  The Bank can pledge certain securities to the Federal Reserve Bank to support this arrangement.  As of December 31, 2019 and 2018, the Bank had no outstanding borrowings and loans with the Federal Reserve Bank of New York.